Acquisition of Magical Beasts, LLC (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 25, 2021	Feb. 21, 2020	Feb. 28, 2021	Jan. 30, 2021	Nov. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 12, 2020	Jul. 06, 2020
Closing cash		$ 250,000
Promissory note		$ 1,000,000
Discount rate								$ 950,427
Purchase of restricted share		250,000
Weighted average exercise price		$ 1.00				$ 1.00
Purchase of restricted price		$ 156,612						1,040,000
Annual salary		$ 150,000
Amortization of discount						$ 46,466	$ 33,885	$ 49,573
Business acquisition of judgement enforcement										$ 250,000
Business acquisiton of note payable					$ 1,000,000				$ 1,000,000
Business acquisition of settlement agreement payment									336,450
Business acquisition of agreement payment									$ 1,000,000
Business acquisition of cash payment	$ 150,000				$ 300,000
Common stock shares issued					8,500	21,663,888	24,046,001	10,655,833
Common stock value					$ 8,500	$ 21,664	$ 24,046	$ 10,656
Business acquisiton offset amount					$ 308,500
Business acquisition of obligation plaintiff	334,000
Unreimbursement expenses	5,541
Gain on extinguishment of debt	669,200			$ 669,200			$ 34,499
Forgiveness of debt	691,500
Unamortized debt	22,300
Options outstanding						4,975,619	4,675,610
Common stock issued upon exercise of cashless options, shares							222,407
Ms. Whitley [Member]
Options outstanding			185,000
Common stock issued upon exercise of cashless options, shares			159,053
Maximum [Member]
Weighted average exercise price							$ 5.59	$ 4.49
Business acquisition of agreement payment	$ 250,000
Percentage of restricted stock shares	10.00%
Minimum [Member]
Weighted average exercise price							$ 0.25	$ 0.25
Business acquisition of agreement payment	$ 185,000